UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05531
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BARINGS PARTICIPATION INVESTORS
(Exact name of registrant as specified in charter)
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300 South Tryon Street
Suite 2500
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)
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Janice M. Bishop, Vice President, Secretary and Chief Legal Officer

Independence Wharf, 470 Atlantic Ave., Boston, MA 02210

(name and address of agent for service)
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Registrant's telephone number, including area code:
(704) 805-7200
Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1.  Proxy Voting Record.

JUPITER RESOURCES INC.

Ticker:	Security ID: 48207LAA1
Meeting Date: December 12, 2018	Meeting Type: Special

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Miscellaneous Corporate Actions		For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Barings Participation Investors

By:	/s/ Robert M. Shettle
Robert M. Shettle, President

Date:	August 23, 2019